Deferred Tax Liability (Tables)	12 Months Ended
Apr. 30, 2023
Deferred Tax Liability [Abstract]
Summary of Deferred Tax Liability Recognized and Movements
The following is the deferred tax liability recognized and movements thereon:

Intangible assets
US$
At May 1, 2021	885
Credit to profit or loss (note 11)	(141)
Exchange realignment	(9)

At April 30, 2022	735
Credit to profit or loss (note 11)	(140)
Reclassified as liabilities associated with assets classified as held for sale (note 15)	(599)
Exchange realignment	4

At April 30, 2023	—